INVESTMENT IN ASSOCIATE	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
INVESTMENT IN ASSOCIATE

7.	INVESTMENT IN ASSOCIATE

Balance at December 31, 2023	$240,116
Loss on dilution of ownership interest in associate	(113)
Share of net loss from associate	(13,798)
Share of other comprehensive income from associate	3,389
Balance at December 31, 2024	$229,594
Loss on dilution of ownership interest in associate	(11,481)
Share of net loss from associate	(279)
Share of other comprehensive loss from associate	(1,230)
Acquisition of additional investment in associate	18,250
Impairment loss	(81,009)
Balance at December 31, 2025	$153,845
Fair value of investment in associate as at December 31, 2025	$205,820
The fair value of the investment in associate as at December 31, 2025 is measured using the closing market price of IsoEnergy on December 31, 2025. On March 20, 2025, IsoEnergy completed a 4:1 common share consolidation. The Company performs an impairment indicator assessment on its investment in IsoEnergy at each period end. The assessment is based on the review of observable data indicating whether one or more events have occurred since the initial recognition of the investment that have impacted the estimated future cash flows from the net investment and can be reliably estimated. The observable data reviewed includes, but is not limited to recent share price history indicating a significant or prolonged decline in the share price of the associate. On March 31, 2025, the Company determined the carrying value of its investment in IsoEnergy had become impaired due to the significant and prolonged decline in the fair value of the IsoEnergy shares as a result of macroeconomics circumstances and recorded a loss of $81,009.

Summarized financial information for IsoEnergy is as follows:

	December 31, 2025	December 31, 2024
Cash	$62,906	$21,295
Other current assets	2,659	7,110
Marketable securities	53,452	31,181
Non-current assets	297,941	281,249
Total assets	$416,958	$340,835

Current liabilities	12,399	35,104
Non-current liabilities	3,133	2,568
Total liabilities	$15,532	$37,672

	Year ended Dec 31, 2025	Year ended Dec 31, 2024
Net loss	$(1,127)	$(42,135)
Other comprehensive income (loss)	$(3,636)	$10,172
Total comprehensive loss	$(4,763)	$(31,963)